UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400


Signature, Place and Date of Signing:

/s/ Robert Horwitz          Glen Rock, New Jersey         February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $124,991
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE



      Column 1        Column 2    Column 3 Column 4      Column 5       Column 6    Column 7          Column 8

                      Title of             Value    Shares/  Sh/  Put/  Investment  Other         Voting Authority
   Name of Issuer      Class      CUSIP   (x$1000)  Prn Amt  Prn  Call  Discretion  Managers    Sole    Shared   None
   --------------      -----      -----   --------  -------  ---  ----- ---------  --------     ----    ------   ----

APAC                  COM        00185E106     346   148000  SH          Sole                148000
CABLEVISION           COM        12686C109    2983   178211  SH          Sole                178211
CELADON GROUP         COM        150838100     473    40200  SH          Sole                 40200
CIRRUS LOGIC          COM        172755100    1483   515000  SH          Sole                515000
COLE                  COM        193290103    1174   103000  SH          Sole                103000
CSG SYSTEMS           COM        126349109    1183    86700  SH          Sole                 86700
DADE BEHRING          COM        23342j206    2351   151668  SH          Sole                151668
DST SYSTEMS           COM        233326107    2641    74300  SH          Sole                 74300
EQUITY INNS           COM        294703103    1138   189000  SH          Sole                189000
FAIRFAX FINANCIAL     COM        303901102    1540    20000  SH          Sole                 20000
FIRST CASH FINL SVCS  COM        31942d107     319    31200  SH          Sole                 31200
FREEPORT-MCMORAN      COM        35671d857     913    54400  SH          Sole                 54400
GERBER SCIENTIFIC     COM        373730100    1432   352600  SH          Sole                352600
HCA                   COM        404119109    4150   100000  SH          Sole                100000
HOME DEPOT            COM        437076102    3603   150000  SH          Sole                150000
INAMED CORP.          COM        453235103    8907   289200  SH          Sole                289200
INFO USA              COM        456818301    4268   858800  SH          Sole                858800
LIBERTY MEDIA         COM        530718105    8128   909148  SH          Sole                909148
LIMITED               COM        532716107    3483   250000  SH          Sole                250000
M T R GAMING          COM        553769100    1284   161251  SH          Sole                161251
MARVEL ENTERPRISES    COM        57383m108    2456   273500  SH          Sole                273500
META GROUP            COM        591002100     549   267900  SH          Sole                267900
MOORE                 COM        615785102    2383   261900  SH          Sole                261900
NASDAQ 100 QQQ        COM        631100104    3656   150000  SH          Sole                150000
NMT MED               COM        629294109     201    66400  SH          Sole                 66400
OMNICARE              COM        681904108    5946   249500  SH          Sole                249500
ORTHOFIX              COM        n6748l102    4433   157500  SH          Sole                157500
PARTY CITY            COM        702145103    2108   175700  SH          Sole                175700
PRG-SCHULTZ           COM        743168106     555    62400  SH          Sole                 62400
RALPH LAUREN          COM        731572103    5133   235900  SH          Sole                235900
RESTORATION HARDWARE  COM        760981100    1143   228200  SH          Sole                228200
SANMINA               COM        800907107     990   220500  SH          Sole                220500
SEEBEYOND TECH        COM        815704101    1414   581799  SH          Sole                581799
SILGAN HOLDINGS       COM        827048109    6170   250000  SH          Sole                250000
SILICON LABS          COM        826919102     954    50000  SH          Sole                 50000
SKILLSOFT             COM        83170a206     275   100000  SH          Sole                100000
SOLECTRON             COM        834182107    1339   377200  SH          Sole                377200
SPX                   COM        784635104    3745   100000  SH          Sole                100000
SYMBOL TECH           COM        871508107     473    57600  SH          Sole                 57600
TENET HEALTHCARE      COM        88033g100    3088   188300  SH          Sole                188300
TOWER AUTOMOTIVE      COM        891707101     360    79900  SH          Sole                 79900
ADELPHIA 3.25%        CNV        006848bh7     195  3000000  PRN         Sole               3000000
3.25% due 05/01/2021
DICE INC SUB NOTE CON CNV%       27032cab4    2722 10887000  PRN         Sole              10887000
7% due 01/25/2005
INTERNET CAP GRP      CNV        46059caa4    4977 12290000  PRN         Sole              12290000
5.50% due 12/21/2004
METAMOR WORLDWIDE 2.9 CNV        59133paa8    2428  6070000  PRN         Sole               6070000
2.94% due 08/15/2004
PEREGRINE SYSTEMS 5.5 CNV        71366qac5   13693 42790000  PRN         Sole              42790000
5.5% due 11/15/2007
TYCO INTL             CNV        902124ac0    1806  2500000  PRN         Sole               2500000
0.00% due 11/17/2020






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